Investment in associate - Schedule of Condensed Statement of Comprehensive (Loss ) Profit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Revenues	$ 14,122,890	$ 12,365,918	$ 11,107,561
Profit of the year	5,138,631	4,731,081	3,353,559
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Revenues	1,773	56,373	13,629
Costs, expenses and income taxes	8,184	37,043	93,030
Profit of the year	$ (6,411)	$ 19,330	$ (79,401)